SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenue recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue recognition:
Net revenues	$ 3,476,495	$ 3,200,583	$ 3,744,512
Recognized at a point in time | CSI Solar Segment
Revenue recognition:
Net revenues	2,704,332	2,210,459	2,232,424
Recognized at a point in time | Global Energy Segment
Revenue recognition:
Net revenues	687,759	696,326	1,406,196
Recognized over time | CSI Solar Segment
Revenue recognition:
Net revenues	45,996	271,389	84,843
Recognized over time | Global Energy Segment
Revenue recognition:
Net revenues	$ 38,408	$ 22,409	$ 21,049